Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	PROPERTY AND EQUIPMENT
Property and equipment consisted of the following:

	Computers	Office furniture and equipment	Leasehold Improvements	Lab Equipment	Total
Cost
As at January 1, 2023	$70,578	$66,399	$125,744	$473,553	$736,274
Additions	18,534	—	—	54,843	73,377
Disposals	(5,488)	—	—	(16,124)	(21,612)
Foreign currency adjustments	2,001	1,597	3,023	12,992	19,613

As at December 31, 2023	85,625	67,996	128,767	525,264	807,652
Additions	13,953	5,701	—	104,819	124,473
Disposals	(13,219)	(7,890)	—	(15,473)	(36,582)
Foreign currency adjustments	(7,122)	(5,438)	(10,408)	(54,992)	(77,960)

As at December 31, 2024	79,237	60,369	118,359	559,618	817,583

Accumulated Depreciation

As at January 1, 2023	42,505	44,026	99,301	106,978	292,810
Depreciation	17,612	4,492	13,849	76,930	112,883
Disposals	(5,162)	—	—	(11,604)	(16,766)
Foreign currency adjustments	1,226	1,149	2,666	4,097	9,138

As at December 31, 2023	56,181	49,667	115,816	176,401	398,065
Depreciation	12,668	6,349	8,148	86,867	114,032
Disposals	(7,774)	(5,698)	—	(12,653)	(26,125)
Foreign currency adjustments	(4,895)	(4,058)	(9,787)	(7,542)	(26,282)

As at December 31, 2024	56,180	46,260	114,177	243,073	459,690

Net Book Value

As at December 31, 2023	$29,444	$18,329	$12,951	$348,863	$409,587

As at December 31, 2024	$23,057	$14,109	$4,182	$316,545	$357,893

During the year ended December 31, 2024 and 2023, depreciation expense of $114,032 and $112,883, respectively, was recognized with $9,716 included in general and administrative and $104,316 included in research and development ($13,277 and $99,606 for general and administrative, and research and development in 2023, respectively).